TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 406	$ 339
Prepaids and others	119	114
Other short-term receivables	142	109
Current portion of contract asset	51	45
Trade receivables and other current assets, net	$ 718	$ 607
% of trade AR that is current	66.00%	74.00%